Intangible Assets, Net (Details) - Schedule of Future Amortization of Intangible Asset - Finite-Lived Intangible Assets [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
2024	$ 3,425
2025	6,850
2026	6,850
2027	6,850
2028 and thereafter	51,677
Intangible assets, net	$ 75,652	$ 80,940